Camco Investors Fund
Fund Investment Objectives/Goals
The Fund’s primary investment objective is capital appreciation. Income from dividends and interest is secondary.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Camco Investors Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Camco Investors Fund
Management Fees	1.98%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses:	1.98%

Example:

This chart below should help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem these shares at the end of each period. The example also assumes that your investment has a 5% return each year and the Funds operating expenses do not change. Although your actual costs may be lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Camco Investors Fund	201	621	1,068	2,306

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turnover” its portfolio).  A higher portfolio turnover may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.50% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of equity instruments (including common and preferred stocks and convertible issues), real estate investment trusts (REITs) and debt securities.  The Fund will invest in securities regardless of market capitalization.  Principal investment strategies include the purchase of securities believed to be selling at significant discounts to what is believed to be their true or intrinsic value.  The Fund is non-diversified, which means that it may invest a relatively high percentage of its assets in a limited number of securities.  The Fund will avoid investing in companies that the Adviser has determined are principally involved in tobacco, alcoholic beverages, gambling, pornography or abortion.

Investment in sponsored American Depositary Receipts (ADRs), representing foreign companies traded on American stock exchanges, that meet one or more of the above characteristics, are also considered.

The Fund may invest in debt securities, including convertible debt securities, and investment grade bonds of any maturity with a credit rating of at least Baa3 by Moody’s Investors Service  or at least BBB- by Standard and Poor’s Rating Group (“S&P”); however, the Fund reserves the right to invest in lower-rated bonds believed to offer higher total returns (interest plus capital appreciation) than normally expected from such securities.

Principal Investment Risks

Investors in this Fund can lose money. The Fund can lose money due to broad market declines, business risks from difficulties in particular companies held by the Fund or the effect of interest rates on its debt securities.

Equity Market Risks: Equity markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly.

Real Estate Industry Risks:Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust’s (“REIT”) performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.

Foreign Investment Risks:  Foreign investing, including through ADRs, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Bond Market Risks:When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Below-Investment Grade Bond Risks:High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

Non-Diversified Risks: As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund’s share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks or underlying funds that invest in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Past Performance Risk/Return Bar Chart and Table

Both the bar chart and table below indicate some of the risks of investing in the Fund.  The bar chart shows calendar year total returns for the Fund since Cornerstone Asset Management, Inc. (“CAMCO”) was appointed the investment adviser on December 31, 2002, together with the Fund’s best and worst quarters for the same period.  The performance table shows how the Fund’s average annual total returns (before and after taxes) compare over time to a broad-based securities market index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund was closed to new investors during 2003 and Fund assets remained in cash while the Fund and CAMCO sought professional organizations to help provide transfer agency and custodian functions to better serve its shareholders.  The Fund was re-opened to new investors on August 2, 2004.  The Fund was reorganized on February 8, 2007 from a Pennsylvania corporation (the “Predecessor Fund”) to an Ohio business trust (the “Reorganization”).

Best Quarter: 13.65% 3Q2009 Worst Quarter: -30.17% 4Q2008
Average Annual Total Return for the periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	Since Inception
Camco Investors Fund - Comparison Index - S&P 500 Index (Reflects no Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	6.09%	[1]
Camco Investors Fund - Comparison Index - Domini Social 400 Index (Reflects no Deduction for Fees, Expenses or Taxes)	1.60%	0.21%	5.81%	[1]
Camco Investors Fund	(5.74%)	(5.33%)	0.21%	[1]
Camco Investors Fund Return After Taxes on Distributions	(5.74%)	(5.45%)	0.10%	[1]
Camco Investors Fund Return After Taxes on Distributions and Sale of Fund Shares	(3.73%)	(4.52%)	0.12%	[1]
[1]	Camco Investors Fund Inception Date December 4, 2002

After tax returns are calculated using the highest individual federal tax income rates at the time of the distribution and do not reflect the impact of state and local taxes.  Actual after tax returns will depend on the investor’s situation and may differ from those shown.  Please note that this tax information does not apply to tax deferred accounts such as IRAs.

The Domini 400 Social IndexSM is a market capitalization-weighted common stock index.  It monitors the performance of 400 U.S. corporations that pass multiple, broad-based social screens.